DEFERRED INCOME	6 Months Ended
Jun. 30, 2023
DEFERRED INCOME

15. DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

As at	June 30, 2023	December 31, 2022
Deferred income from customers	$13,227	$58,457
Deferred income from government	2,661	5,233
	$15,888	$63,690